UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended June 30, 2008


Institutional Investment Manager Filing this Report:


Columbia Management Advisors, LLC
100 Federal Street
Boston, MA  02110

Form 13F File Number:  028-10267

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael Jones
President
617-434-8323

Signature, Place, and Date of Signing:




/s/ Michael Jones
Boston, MA
August 12, 2008

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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